PROPERTY, PLANT AND EQUIPMENT, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 5,221
Depreciation during the year	644	$ 3,044	$ 3,021
Ending Balance	5,058	5,221
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17,747	35,017
Additions during the year	581	1,562
Deconsolidation of Trichome		(18,310)
Foreign currency translation	(146)	(522)
Ending Balance	18,182	17,747	35,017
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(12,526)	(4,749)
Depreciation during the year	644	3,044
Impairment		8,655
Deconsolidation of Trichome		(3,665)
Foreign currency translation	(46)	(257)
Ending Balance	(13,124)	(12,526)	(4,749)
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,456
Ending Balance	3,598	3,456
Buildings and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,549	23,156
Additions during the year	387	267
Deconsolidation of Trichome		(13,770)
Foreign currency translation	(37)	(104)
Ending Balance	9,899	9,549	23,156
Buildings and improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(6,093)	(1,742)
Depreciation during the year	218	1,549
Impairment		5,258
Deconsolidation of Trichome		(2,428)
Foreign currency translation	(10)	(28)
Ending Balance	(6,301)	(6,093)	(1,742)
Production equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,049
Ending Balance	947	1,049
Production equipment and furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,706	8,270
Additions during the year	41	795
Deconsolidation of Trichome		(4,186)
Foreign currency translation	(8)	(173)
Ending Balance	4,739	4,706	8,270
Production equipment and furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,657)	(1,952)
Depreciation during the year	135	988
Impairment		1,931
Deconsolidation of Trichome		(1,095)
Foreign currency translation	0	(119)
Ending Balance	(3,792)	(3,657)	(1,952)
Greenhouse structure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	0	0
Greenhouse structure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,111	2,182
Additions during the year	0	49
Deconsolidation of Trichome		0
Foreign currency translation	0	(120)
Ending Balance	2,111	2,111	2,182
Greenhouse structure [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,111)	(676)
Depreciation during the year	0	139
Impairment		1,377
Deconsolidation of Trichome		0
Foreign currency translation	0	(81)
Ending Balance	(2,111)	(2,111)	(676)
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	398
Ending Balance	204	398
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	931	1,039
Additions during the year	66	240
Deconsolidation of Trichome		(302)
Foreign currency translation	(75)	(46)
Ending Balance	922	931	1,039
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(533)	(333)
Depreciation during the year	215	286
Impairment		52
Deconsolidation of Trichome		(121)
Foreign currency translation	(30)	(17)
Ending Balance	(718)	(533)	(333)
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	318
Ending Balance	309	318
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	450	370
Additions during the year	87	211
Deconsolidation of Trichome		(52)
Foreign currency translation	(26)	(79)
Ending Balance	511	450	370
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(132)	(46)
Depreciation during the year	76	82
Impairment		37
Deconsolidation of Trichome		(21)
Foreign currency translation	(6)	(12)
Ending Balance	$ (202)	$ (132)	$ (46)